Average Annual Total Returns - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Large Cap Growth Enhanced Index Fund	Oct. 29, 2022
Fidelity Large Cap Growth Enhanced Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	29.32%
Past 5 years	23.11%
Past 10 years	18.62%
Fidelity Large Cap Growth Enhanced Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.46%
Past 5 years	20.98%
Past 10 years	16.96%
Fidelity Large Cap Growth Enhanced Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	19.17%
Past 5 years	18.34%
Past 10 years	15.29%
RS004
Average Annual Return:
Past 1 year	27.60%
Past 5 years	25.32%
Past 10 years	19.79%